Acquisitions and Other - Narrative (Details) - CAD ($) $ in Millions	Jul. 01, 2020	Oct. 17, 2019	Jul. 01, 2019
InfraRed
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	80.00%
Financial liabilities recognised as of acquisition date	$ 129
Cash transferred	517
Contingent consideration	$ 29
Percentage of voting shares held by minority interest	20.00%
BentallGreenOak
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired			56.00%
Cash transferred			$ 192
Consideration transferred, acquisition-date fair value			$ 411
BentallGreenOak | GreenOak
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired			75.00%
Additional components | Put Option Liability
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date			$ 951
Additional components | Deferred payments liability
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date			$ 467
Bentall Kennedy
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired			44.00%
Consideration transferred, acquisition-date fair value			$ 219
TPBank
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 107
Bancassurance partnership, term		15 years
Useful life of intangible assets		15 years